Reserves (Details)	Sep. 30, 2021 GBP (£)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Reserves
Convertible loan notes treated as equity	£ 1,000,000	$ 1,411,034	$ 1,411,034